Document and Entity Information	Oct. 24, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2019
Entity File Number	1-13011
Entity Registrant Name	Comfort Systems USA, Inc.
Entity Central Index Key	0001035983
Entity Tax Identificatoin Number	76-0526487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	675 Bering Drive, Suite 400
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	830-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false